N-2	Oct. 15, 2024
Cover [Abstract]
Entity Central Index Key	0001400897
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	NXG CUSHING MIDSTREAM ENERGY FUND
Entity Address, Address Line One	600 N. Pearl St.
Entity Address, Address Line Two	Suite 1205
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	692-6334
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	600 N. Pearl St.
Entity Address, Address Line Two	Suite 1205
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
Contact Personnel Name	John Musgrave